Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015	May 31, 2017
Finite-Lived and Indefinite-Lived Intangible Assets by Major Class [Line Items]
Amortizable intangible assets, Gross Carrying Amount	$ 109.0	$ 193.1
Amortizable intangible assets, Net Carrying Amount	50.3	65.9
Nonamortizable intangible assets, Net Carrying Amount	3,327.4	3,337.9
Total intangible assets, Net Carrying Amount	3,377.7	3,403.8		$ 3,289.7
Amortization expense for intangible assets	10.4	40.7	$ 40.0
Trademarks [Member]
Finite-Lived and Indefinite-Lived Intangible Assets by Major Class [Line Items]
Nonamortizable intangible assets, Net Carrying Amount	3,327.4	3,333.8
Other [Member]
Finite-Lived and Indefinite-Lived Intangible Assets by Major Class [Line Items]
Nonamortizable intangible assets, Net Carrying Amount	0.0	4.1
Customer relationships [Member]
Finite-Lived and Indefinite-Lived Intangible Assets by Major Class [Line Items]
Amortizable intangible assets, Gross Carrying Amount	89.1	102.5
Amortizable intangible assets, Net Carrying Amount	48.6	60.2
Favorable interim supply agreement [Member]
Finite-Lived and Indefinite-Lived Intangible Assets by Major Class [Line Items]
Amortizable intangible assets, Gross Carrying Amount	0.0	68.3
Amortizable intangible assets, Net Carrying Amount	0.0	2.2
Other [Member]
Finite-Lived and Indefinite-Lived Intangible Assets by Major Class [Line Items]
Amortizable intangible assets, Gross Carrying Amount	19.9	22.3
Amortizable intangible assets, Net Carrying Amount	$ 1.7	$ 3.5